SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of Property and Equipment Net, Expected Useful Lives (Details)	Dec. 31, 2023
Buildings and plants
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	20 years
Furniture, fixtures and equipment | Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	3 years
Furniture, fixtures and equipment | Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	5 years
Motor vehicles
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	5 years